CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES
Net income (loss)	$ 16,188	$ (1,040)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,263	2,630
Equity in losses (earnings) of joint ventures	(4,809)	6,708
Changes in accrued interest income on advances to joint ventures	1,197	(165)
Amortization of deferred debt issuance cost and fair value of debt assumed	213	523
Amortization in revenue for above market contract	895	598
Changes in accrued interest expense	(189)	52
Net currency exchange losses (gains)	134	(50)
Unrealized loss (gain) on derivative instruments	(663)	(335)
Deferred tax expense and provision tax uncertainty	1,054	341
Other adjustments	158	26
Changes in working capital:
Restricted cash	(766)	1,012
Trade receivables	(367)	(5)
Inventory	14	17
Prepaid expenses and other receivables	(689)	(275)
Trade payables	(249)	(482)
Amounts due to owners and affiliates	1,124	2,219
Value added and withholding tax liability	1,257	851
Accrued liabilities and other payables	(188)	(682)
Net cash provided by (used in) operating activities	19,577	11,943
INVESTING ACTIVITIES
Expenditure for purchase of the Höegh Grace entities	(91,768)	0
Cash acquired in the purchase of the Höegh Grace entities	3,774	0
Decrease in restricted cash designated for purchase of the Höegh Grace entities	91,768	0
Expenditure for vessel and other equipment	(6)	(220)
Receipts from repayment of principal on advances to joint ventures	0	1,654
Receipts from repayment of principal on direct financing lease	843	772
Net cash provided by (used in) investing activities	4,611	2,206
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	1,600	0
Repayment of long-term debt	(11,365)	(8,052)
Repayment of customer loan for funding of value added liability on import	(1,258)	(2,869)
Payment of debt issuance cost	0	(5)
Cash distributions to unitholders	(13,717)	(10,967)
Proceeds from indemnifications received from Höegh LNG	404	965
(Increase) decrease in restricted cash	0	202
Net cash provided by (used in) financing activities	(24,336)	(20,726)
Increase (decrease) in cash and cash equivalents	(148)	(6,577)
Cash and cash equivalents, beginning of period	18,915	32,868
Cash and cash equivalents, end of period	$ 18,767	$ 26,291